Fees and Expenses - Oakmark Bond Fund	Oct. 01, 2025
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	“Other expenses” have been restated to reflect current expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses [Table]
	Investor Class	Advisor Class	Institutional Class	R6 Class
Management fees	0.39%	0.39%	0.39%	0.39%
Distribution (12b-1) fees	None	None	None	None
Total Other Expenses	0.45%	0.27%	0.28%	0.18%
Shareholder Service Plan fees	0.24%(1)	None	None	None
Other expenses(2)	0.21%	0.27%	0.28%	0.18%
Total Annual Fund Operating Expenses	0.84%	0.66%	0.67%	0.57%
Less: Fee waivers and/or expense reimbursements(3)	0.10%	0.18%	0.22%	0.16%
Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements	0.74%	0.48%	0.45%	0.41%

(1)   Investor Class Shares of the Fund pay a service fee not to exceed 0.25% per annum of the average daily net assets of the Fund's Investor Class Shares. This service fee is paid to third-party intermediaries who provide services for and/or maintain shareholder accounts.

(2)   “Other expenses” have been restated to reflect current expenses.

(3)   Harris Associates L.P. (the "Adviser") has contractually undertaken to waive and/or reimburse certain fees and expenses of Investor Class, Advisor Class, Institutional Class, and R6 Class so that the total annual operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs, but including fees paid to the Adviser) ("annual operating expenses") of each class are limited to 0.74%, 0.48%, 0.45% and 0.41% of average net assets, respectively. Each of these undertakings lasts until January 27, 2027 and may only be modified by mutual agreement of the parties that, with respect to the Trust, includes a majority vote of the "non-interested" Trustees of the Trust. The Fund has agreed that each of Investor Class, Advisor Class, Institutional Class, and R6 Class will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 0.74%, 0.48%, 0.45% and 0.41% of the class's average net assets, respectively, or to exceed any lower limit in effect at the time of recoupment. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those reflected in the table, inclusive of any fee waivers and/or expense reimbursements.

Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:

Expense Example, With Redemption [Table]
	Investor Class	Advisor Class	Institutional Class	R6 Class
1 Year	$76	$49	$46	$42
3 Years	$258	$193	$192	$167
5 Years	$456	$350	$351	$302
10 Years	$1,028	$805	$814	$698